                             KEYNOTE SERIES ACCOUNT

                       ---------------------------------

                               MUTUAL OF NEW YORK
                       ---------------------------------

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1998

THIS REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE OF ANY CONTRACTS PARTICIPATING IN THE KEYNOTE SERIES ACCOUNT, OR AS A SOLICITATION AS AN OFFER TO BUY ANY CONTRACTS UNLESS PRECEDED BY OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS THE COMPLETE INFORMATION OF CHARGES AND EXPENSES.

                             MONY SERIES FUND, INC.

Dear Shareholder,

     The major investment event of the second quarter was the resurgence of problems in Asia, this time centered on Japan. As happened last fall, the dollar strengthened, projections for U.S. economic growth and inflation were lowered, and U.S. interest rates fell as foreign investors sought a safe haven. Stock investors also sought safety by moving into big cap growth stocks and technology.

     The pace of U.S. economic growth has begun to slow, the second quarter is expected to show a marked deceleration from the fast pace of the first quarter. The problems in Asia are beginning to affect U.S. companies as exports to the area decline. Europe still seems okay, but the rest of the world including Russia and South America is weakening. Japan is in a recession, and their problems are affecting many of their neighbors. This worldwide weakness is keeping commodity inflation low, will continue to cut U.S. economic growth keeping interest rates stable and should keep the Federal Reserve neutral.

     While this slowdown is good news for bonds, especially U.S. bonds, it has negative implications for stocks. U.S. companies are selling less, and low inflation limits the ability to raise prices. Employment costs have been increasing, but in many cases, cannot be passed along. As a result, profit margins are under pressure and earnings uncertainty is increasing. Companies have begun guiding analysts' estimates lower; the market's punishment is severe if earnings fall short of expectations.

     While these events have been occurring, the popular averages and stock valuations remain near record highs. While many individual stocks have corrected 10 to 15 percent or more, the averages remain near the top of a trading range that has prevailed for several months. During this time, the averages experienced declines of 5 to 6 percent before recovering. With uncertainties in Asia, in the U.S. economy and in the corporate profit outlook, it does not appear to be the time to be overly aggressive.

     At the same time, there are reasons not to be overly bearish. The same desire for safety that is driving the dollar and bonds could also spill over into U.S. stocks. The U.S. economy and earnings are going to slow, but not collapse, and at some point Asia will begin to recover. Finally, low interest rates and a neutral monetary policy are positives. The market can handle earnings uncertainties, this causes corrections. Rising interest rates and a hostile Federal Reserve is what turns a correction into something worse.

     The evidence points to a continuation of the trading range for the near future. There is not much to push it dramatically up except and improbably quick resolution to the Asian problems. There are a number of events that could push the market down further -- a much worse Asia, higher compensation costs, worse than expected earnings, but the favorable monetary and interest rate environment puts a floor under the trading range. Mutual fund flows continue positive; anything that changes individuals' current preference for stocks would be negative of course. Within the range there will likely be sector rotation and on a day to day basis reaction to economic and market news from the Far East.

                                          Sincerely,

                                          /s/ KENNETH M. LEVINE
                                          Kenneth M. Levine
                                          Chairman

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                      IVA SUBACCOUNT
                                                          ---------------------------------------
                                                                            NON-TAX      VARIABLE
                                                          TAX QUALIFIED    QUALIFIED     PAYOUTS
                                                          -------------    ---------     --------
                           ASSETS
Investments at cost (Note 4)............................   $10,313,272     $2,554,002    $21,263
                                                           ===========     ==========    =======
     Investments in MONY Series Fund, Inc. at net asset
       value (Note 2)...................................   $14,452,656     $3,279,239    $20,697
     Amount due from MONY...............................             0              0     27,210
                                                           -----------     ----------    -------
Total assets............................................    14,452,656      3,279,239     47,907
                                                           -----------     ----------    -------
                      LIABILITIES
Amount due to MONY Series Fund, Inc.....................             0              0     27,210
                                                           -----------     ----------    -------
Net assets..............................................   $14,452,656     $3,279,239    $20,697
                                                           ===========     ==========    =======

Net assets consist of:
     Contractholders' net payments......................   $(1,038,853)    $ (152,913)   $(7,134)
     Undistributed net investment income................     6,979,977      1,527,450     14,601
     Accumulated net realized gain on investments.......     4,372,148      1,179,465     13,796
     Unrealized appreciation (depreciation) of
       investments......................................     4,139,384        725,237       (566)
                                                           -----------     ----------    -------
Net assets..............................................   $14,452,656     $3,279,239    $20,697
                                                           ===========     ==========    =======
Number of units outstanding*............................       109,654         26,618        162
                                                           -----------     ----------    -------
Net asset value per unit outstanding*...................   $    131.80     $   123.20    $128.03
                                                           ===========     ==========    =======
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF OPERATIONS For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                      IVA SUBACCOUNT
                                                          --------------------------------------
                                                                            NON-TAX     VARIABLE
                                                          TAX-QUALIFIED    QUALIFIED    PAYOUTS
                                                          -------------    ---------    --------
Dividend income.........................................   $ 2,330,954     $ 532,040    $  2,904
Mortality and expense risk charges (Note 3).............       (72,787)      (17,259)          0
                                                           -----------     ---------    --------
Net investment income...................................     2,258,167       514,781       2,904
                                                           -----------     ---------    --------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales...................................     1,318,873       959,714      47,952
  Cost of shares sold...................................      (677,490)     (455,642)    (48,925)
                                                           -----------     ---------    --------
Net realized gain (loss) on investments.................       641,383       504,072        (973)
Net decrease in unrealized appreciation of
  investments...........................................    (1,648,934)     (705,209)       (666)
                                                           -----------     ---------    --------
Net realized and unrealized loss on investments.........    (1,007,551)     (201,137)     (1,639)
                                                           -----------     ---------    --------
Net increase in net assets resulting from operations....   $ 1,250,616     $ 313,644    $  1,265
                                                           ===========     =========    ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   IVA SUBACCOUNT
                              ----------------------------------------------------------------------------------------
                                          TAX                          NON-TAX                      VARIABLE
                                       QUALIFIED                      QUALIFIED                      PAYOUTS
                              ----------------------------   ---------------------------   ---------------------------
                               FOR THE SIX      FOR THE      FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                              MONTHS ENDED     YEAR ENDED    MONTHS ENDED    YEAR ENDED    MONTHS ENDED    YEAR ENDED
                                JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                  1998            1997           1998           1997           1998           1997
                              -------------   ------------   ------------   ------------   ------------   ------------
                               (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM OPERATIONS:
     Net investment
       income...............   $ 2,258,167    $ 1,442,829     $  514,781     $  340,069      $  2,904     $      2,364
     Net realized gain
       (loss) on
       investments..........       641,383      1,134,570        504,072        212,258          (973)           3,628
     Net increase (decrease)
       in unrealized
       appreciation of
       investments..........    (1,648,934)     1,078,091       (705,209)       335,934          (666)          (3,316)
                               -----------    -----------     ----------     ----------      --------     ------------
Net increase in net assets
  resulting from
  operations................     1,250,616      3,655,490        313,644        888,261         1,265            2,676
                               -----------    -----------     ----------     ----------      --------     ------------
FROM UNIT TRANSACTIONS:
     Net proceeds from the
       issuance of units....        42,248         96,048        354,540         23,698        28,982           78,388
     Net asset value of
       units redeemed or
       used to meet contract
       obligations..........    (1,251,509)    (2,426,175)      (942,475)      (428,049)      (47,952)         (73,141)
                               -----------    -----------     ----------     ----------      --------     ------------
Net increase (decrease) from
  unit transactions.........    (1,209,261)    (2,330,127)      (587,935)      (404,351)      (18,970)           5,247
                               -----------    -----------     ----------     ----------      --------     ------------
Net increase (decrease) in
  net assets................        41,355      1,325,363       (274,292)       483,911       (17,705)           7,923
Net assets beginning of
  period....................    14,411,301     13,085,938      3,553,531      3,069,620        38,402           30,479
                               -----------    -----------     ----------     ----------      --------     ------------
Net assets end of period*...   $14,452,656    $14,411,301     $3,279,239     $3,553,531      $ 20,697     $     38,402
                               ===========    ===========     ==========     ==========      ========     ============
Units outstanding beginning
  of period.................       118,885        140,321         31,362         35,214           328              341
Units issued during the
  period....................           281            891             40             62           233              686
Units redeemed during the
  period....................        (9,512)       (22,327)        (4,784)        (3,914)         (399)            (699)
                               -----------    -----------     ----------     ----------      --------     ------------
Units outstanding end of
  period....................       109,654        118,885         26,618         31,362           162              328
                               ===========    ===========     ==========     ==========      ========     ============
* Includes undistributed net
  investment income of:        $ 6,979,977    $ 4,721,810     $1,527,450     $1,012,669      $ 14,601     $     11,697

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     Keynote Series Account ("Keynote") is a separate investment account established on December 16, 1987 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     Keynote operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as a funding vehicle for retirement plans maintained by state educational organizations and certain other organizations to purchase tax-deferred annuities for their employees ("Group Plans") and as a funding vehicle for annuities purchased by individuals, principally for retirement purposes ("Individual Plans"). MONY is the legal holder of the assets in Keynote. This report contains information related to Individual Plans only.

     There is one separate account which consists of three sub-accounts, two of which are available to Individual Plans. They all invest solely in the Equity Income Portfolio (the "Portfolio") of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     The financial statements of the Portfolio, including the portfolio of investments, are contained on pages 7 through 16 of this report and should be read in conjunction with these financial statements.

     The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law to incur any income tax burden upon the earnings or realized capital gains attributed to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investment Valuation:

     The investment in shares of the Fund is stated at the net asset value of the Portfolio. The Fund's net asset value is based upon market valuations of the securities held.

3. RELATED PARTY TRANSACTIONS

     Because Keynote purchases shares of the Fund, the net assets of Keynote reflect the investment management fee charged by MONY Life Insurance Company of America (a wholly-owned subsidiary of MONY), the investment adviser, which provides investment advice and related services for each of the Fund's portfolios.

     Daily charges against Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 1.0% for the IVA Tax Qualified and Non-Tax Qualified subaccounts and no charges are made against the IVA Variable Payouts subaccount.

                             KEYNOTE SERIES ACCOUNT

4. INVESTMENTS

     Investments in the Equity Income Portfolio of the MONY Series Fund, Inc. at cost, at June 30, 1998 (unaudited) consist of the following:

                                                                     IVA SUBACCOUNT
                                                        -----------------------------------------
                                                            TAX         NON-TAX        VARIABLE
                                                         QUALIFIED     QUALIFIED       PAYOUTS
                                                        -----------    ----------    ------------
Shares beginning of period:
     Shares...........................................      531,782       131,126         1,417
     Amount...........................................  $ 8,622,983    $2,123,084      $ 38,302
                                                        -----------    ----------      --------
Share acquired:
     Shares...........................................        1,379        11,845         1,101
     Amount...........................................  $    36,825    $  354,520      $ 28,982
Shares received for reinvestment of dividends:
     Shares...........................................       90,277        20,606           112
     Amount...........................................  $ 2,330,954    $  532,040      $  2,904
Shares redeemed:
     Shares...........................................      (49,236)      (33,293)       (1,808)
     Amount...........................................  $  (677,490)   $ (455,642)     $(48,925)
                                                        -----------    ----------      --------
Net change:
     Shares...........................................       42,420          (842)         (595)
     Amount...........................................  $ 1,690,289    $  430,918      $(17,039)
                                                        -----------    ----------      --------
Shares end of period:
     Shares...........................................      574,202       130,284           822
     Amount...........................................  $10,313,272    $2,554,002      $ 21,263
                                                        ===========    ==========      ========

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

     In this environment defensive qualities and stable earnings will be emphasized in the Portfolio's strategy. This means a continued emphasis on utilities -- both electric and telephone, and energy -- both natural gas and international oils. Financial stocks continue as an overweight; industry consolidation is ongoing and earnings are still coming through. The healthcare stocks are also emphasized both for earnings growth and predictability. They are relatively high priced but have attractive new product flows and decent yields.

     Cyclical stocks were hit very hard during the month of June as investors moved toward growth and technology stocks. The capital spending and basic materials sectors, as a result, look attractive on a value basis. They will, however, need some resolution of the Asian crisis before they come back into favor.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 1998 (UNAUDITED)

ASSETS
Securities, at value (Note 2)*..............................  $20,258,590
Cash........................................................       95,475
Dividends receivable........................................       36,102
Receivable for fund shares sold.............................           76
Receivable for securities sold..............................           18
Prepaid expense.............................................          392
                                                              -----------
          Total assets......................................   20,390,653
                                                              -----------
LIABILITIES
Payable for fund shares redeemed............................          628
Accrued expenses:
     Investment advisory fees...............................        8,953
     Custodian fees.........................................        4,225
     Accounting fees........................................        2,556
     Professional fees......................................        5,001
     Miscellaneous fees.....................................        2,364
                                                              -----------
          Total liabilities.................................       23,727
                                                              -----------
Net assets..................................................  $20,366,926
                                                              ===========
Net assets consist of:
     Capital stock-$.01 par value...........................  $     8,093
     Additional paid-in capital.............................   10,951,338
     Undistributed net investment income....................      188,648
     Undistributed net realized gain on investments.........    2,326,024
     Net unrealized appreciation of investments.............    6,892,823
                                                              -----------
Net assets..................................................  $20,366,926
                                                              ===========
Shares of capital stock outstanding.........................      809,323
                                                              -----------
Net asset value per share of outstanding capital stock......  $     25.17
                                                              ===========
*Investments at cost........................................  $13,365,767

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
     Interest...............................................  $   13,296
     Dividends..............................................     248,812
                                                              ----------
          Total investment income...........................     262,108
                                                              ----------
EXPENSES:
     Investment advisory fees (Note 3)......................      52,271
     Custodian fees.........................................       4,593
     Accounting fees (Note 3)...............................      14,487
     Professional fees......................................       4,800
     Directors fees.........................................       1,550
     Miscellaneous fees.....................................       1,826
                                                              ----------
          Total expenses....................................      79,527
          Expenses reduced by a custodian fee arrangement...        (714)
                                                              ----------
          Net expenses......................................      78,813
                                                              ----------
Net investment income.......................................     183,295
                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
     Realized gain from security transactions (excluding
      short-term securities):
          Proceeds from sales...............................   5,552,266
          Less: Cost of securities sold.....................   3,233,347
                                                              ----------
Net realized gain on investments............................   2,318,919
Net decrease in unrealized appreciation of investments......    (616,206)
                                                              ----------
Net realized and unrealized gain on investments.............   1,702,713
                                                              ----------
Net increase in net assets resulting from operations........  $1,886,008
                                                              ==========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE
                                                              SIX MONTHS       FOR THE
                                                                 ENDED        YEAR ENDED
                                                               JUNE 30,      DECEMBER 31,
                                                                 1998            1997
                                                              ----------     ------------
                                                              (UNAUDITED)
From operations:
     Net investment income..................................  $   183,295    $   444,144
     Net realized gain on investments (Note 2)..............    2,318,919      2,832,463
     Net increase (decrease) in unrealized appreciation of
      investments...........................................     (616,206)     2,149,816
                                                              -----------    -----------
Net increase in net assets resulting from operations........    1,886,008      5,426,423
                                                              -----------    -----------
Dividends and distributions to shareholders from:
     Net investment income (Note 4).........................     (632,565)      (774,467)
     Net realized gain from investment transactions (Note
      4)....................................................   (2,642,564)    (1,471,218)
                                                              -----------    -----------
          Total dividends and distributions to
             shareholders...................................   (3,275,129)    (2,245,685)
                                                              -----------    -----------
From share transactions:
     Proceeds from the issuance of shares...................      469,645        321,172
     Proceeds from dividends and distributions reinvested...    3,275,129      2,245,685
     Net asset value of shares redeemed.....................   (2,709,613)    (3,599,056)
                                                              -----------    -----------
Net increase (decrease) in net assets resulting from share
  transactions..............................................    1,035,161     (1,032,199)
                                                              -----------    -----------
Net increase (decrease) in net assets.......................     (353,960)     2,148,539
Net assets beginning of period..............................   20,720,886     18,572,347
                                                              -----------    -----------
Net assets end of period*...................................  $20,366,926    $20,720,886
                                                              ===========    ===========
Shares issued and redeemed:
     Issued.................................................       16,166         12,780
     Issued in reinvestment of dividends and
      distributions.........................................      126,845        104,450
     Redeemed...............................................      (98,191)      (144,920)
                                                              -----------    -----------
          Net increase (decrease)...........................       44,820        (27,690)
                                                              ===========    ===========
* Including undistributed net investment income of:              $188,648       $444,144

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)

                                                           VALUE
 DESCRIPTION                            SHARES            (NOTE 2)
-------------------------------------------------------------------
COMMON STOCKS -- 96.9%
-------------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.6%
  Northrop Grumman Corp.                  1,000         $   103,125
  United Technologies Corp.               2,500             231,250
                                                        -----------
                                                            334,375
                                                        -----------
AUTOMOBILES -- 2.6%
  Ford Motor Co.                          5,000             295,000
  General Motors Corp.                    3,500             233,842
                                                        -----------
                                                            528,842
                                                        -----------
AUTOMOTIVE PARTS -- 2.0%
  Dana Corp.                              4,000             214,000
  Eaton Corp.                             2,500             194,375
                                                        -----------
                                                            408,375
                                                        -----------
BANKS/MAJOR -- 3.9%
  Bank of New York, Inc.                  4,000             242,748
  BankAmerica Corp.                       2,200             190,161
  Bankers Trust New York Corp.            1,200             139,274
  Chase Manhattan Corp.                   3,000             226,500
                                                        -----------
                                                            798,683
                                                        -----------
BANKS/REGIONAL -- 6.1%
  BankBoston Corp.                        5,000             278,125
  First Union Corp.                       3,500             203,875
  Fleet Financial Group, Inc.             2,500             208,750
  Mellon Bank Corp.                       3,000             208,875
  NationsBank Corp.                       2,500             191,250
  Wells Fargo & Co.                         400             147,600
                                                        -----------
                                                          1,238,475
                                                        -----------
CHEMICALS -- 2.5%
  duPont (E.I.) de Nemours & Co.          3,000             223,875
  Olin Corp.                              4,000             166,748
  Rohm & Haas Co.                         1,200             124,724
                                                        -----------
                                                            515,347
                                                        -----------
CONGLOMERATES -- 2.8%
  General Signal Corp.                    4,000             144,000
  Harsco Corp.                            4,000             183,248
  Textron Inc.                            3,500             250,904
                                                        -----------
                                                            578,152
                                                        -----------
COSMETICS -- 1.5%
  Avon Products, Inc.                     4,000             310,000
                                                        -----------
DRUGS -- 8.5%
  American Home Products Corp.            7,000             362,250
  Baxter International, Inc.              4,000             215,248
  Bristol Myers Squibb Co.                2,500             287,343
  Lilly (Eli) & Co.                       2,000             132,124
  Merck and Co., Inc.                     1,200             160,500
  Schering-Plough Corp.                   1,300             119,113
  SmithKline Beecham PLC, ADR+            4,000             242,000
  Warner Lambert Co.                      3,000             208,125
                                                        -----------
                                                          1,726,703
                                                        -----------
ELECTRICAL EQUIPMENT -- 4.8%
  Emerson Electric Co.                    4,000             241,500
  General Electric Co.                    8,000             728,000
                                                        -----------
                                                            969,500
                                                        -----------
ELECTRONICS -- 2.0%
  AMP, Inc.                               6,000             206,250
  Thomas & Betts Corp.                    4,000             197,000
                                                        -----------
                                                            403,250
                                                        -----------
FINANCIAL SERVICES -- 0.7%
  Morgan (JP) Co.                         1,200             140,550
                                                        -----------
FOREST PRODUCTS -- 0.7%
  Weyerhaeuser Co.                        3,000             138,561
                                                        -----------
INSURANCE -- 3.9%
  CIGNA Corp.                             4,500             310,500
  Lincoln National Corp.                  3,000             274,125
  St. Paul Cos., Inc.                     5,000             210,310
                                                        -----------
                                                            794,935
                                                        -----------
MACHINERY -- 2.5%
  Caterpillar Tractor Co.                 3,500             185,063
  Cooper Industries, Inc.                 3,000             164,811
  Timken Co.                              5,000             154,060
                                                        -----------
                                                            503,934
                                                        -----------
METALS -- 1.7%
  Carpenter Technology Corp.              3,000             150,750
  Reynolds Metals Co.                     1,000              55,937
  USX-Marathon Group                      4,000             137,248
                                                        -----------
                                                            343,935
                                                        -----------
MISCELLANEOUS -- 1.4%
  Minnesota Mining &
    Manufacturing Co.                     2,000             164,374
  Public Storage Inc.                     4,000             112,000
                                                        -----------
                                                            276,374
                                                        -----------
NATURAL GAS -- 4.1%
  Consolidated Natural Gas Co.            4,000             235,500
  El Paso Natural Gas Co.                 7,000             267,750
  Enron Corp.                             4,000             216,248
  Questar, Corp.                          6,000             117,750
                                                        -----------
                                                            837,248
                                                        -----------
OFFICE & BUSINESS EQUIP. -- 3.3%
  Pitney-Bowes, Inc.                      5,500             264,688
  Xerox Corp.                             4,000             406,500
                                                        -----------
                                                            671,188
                                                        -----------
OIL -- DOMESTIC -- 1.2%
  Amoco, Corp.                            2,500             104,063
  Atlantic Richfield Co.                  1,800             140,625
                                                        -----------
                                                            244,688
                                                        -----------
OIL -- INTERNATIONAL -- 5.0%
  British Petroleum, PLC, ADR+            1,500             132,375
  Chevron Corp.                           2,000             166,124
  Exxon Corp.                             3,000             213,936
  Mobil Corp.                             2,800             214,550
  Royal Dutch Petroleum Co.               3,000             164,436
  Texaco, Inc.                            2,000             119,374
                                                        -----------
                                                          1,010,795
                                                        -----------
OIL -- SERVICES &
  DRILLING -- 2.9%
  Dresser Industries, Inc.                5,000             220,310
  Williams (The) Companies, Inc.         11,000             371,250
                                                        -----------
                                                            591,560
                                                        -----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1998 (UNAUDITED)

                                                            VALUE
DESCRIPTION                              SHARES            (NOTE 2)
-------------------------------------------------------------------
PAPER -- 2.0%
  Georgia-Pacific Corp.                   2,000         $   117,874
  International Paper Co.                 3,500             150,500
  Union Camp Corp.                        3,000             148,875
                                                        -----------
                                                            417,249
                                                        -----------
PHOTOGRAPHY -- 0.4%
  Eastman Kodak Co.                       1,000              73,062
                                                        -----------
PUBLISHING -- 1.4%
  McGraw-Hill Companies, Inc.             3,500             285,467
                                                        -----------
REAL ESTATE INVESTMENT
  TRUSTS -- 4.9%
  Avalon Bay Communities, Inc.            2,000              76,000
  Crescent Real Estate Equities
    Trust                                 4,000             134,500
  Developers Diversified Realty
    Corp.                                 2,500              97,968
  Equity Office Properties Trust          4,000             113,500
  Equity Residential Properties
    Trust                                 2,000              94,874
  Felcor Suite Hotels Inc.                3,500             109,813
  Health Care Property
    Investors, Inc.                       5,000             180,310
  Irvine Apartment Communities,
    Inc.                                  3,500             101,280
  Starwood Hotels                         1,800              86,962
                                                        -----------
                                                            995,207
                                                        -----------
RETAIL SERVICES -- 2.3%
  Penney (J.C.) & Co., Inc.               3,000             216,936
  Sears Roebuck & Co.                     4,000             244,248
                                                        -----------
                                                            461,184
                                                        -----------
SAVINGS & LOAN -- 2.1%
  Ahmanson (H.F.) & Co.                   3,000             213,000
  Washington Mutual Inc.                  5,000             217,185
                                                        -----------
                                                            430,185
                                                        -----------
SOAPS -- 0.9%
  Colgate-Palmolive Co.                   2,000             176,000
                                                        -----------
TELECOMMUNICATIONS EQUIPMENT -- 1.1%
  Harris Corp.                            5,000             223,435
                                                        -----------
TOBACCO -- 1.5%
  Fortune Brands, Inc.                    4,000             153,748
  Philip Morris Companies, Inc.           4,000             157,500
                                                        -----------
                                                            311,248
                                                        -----------
U.S. GOVERNMENT AGENCY -- 0.9%
  Federal National Mortgage
    Assn.                                 3,000             182,250
                                                        -----------
UTILITIES -- ELECTRIC -- 4.8%
  American Electric Power, Inc.           3,000             136,125
  CMS Energy Corp.                        3,000             132,000
  Carolina Power & Light Co.              4,000             173,500
  Duke Energy Corp.                       3,000             177,750
  Edison International                    6,000             177,372
  FPL Group, Inc.                         3,000             189,000
                                                        -----------
                                                            985,747
                                                        -----------
UTILITIES -- TELEPHONE -- 8.9%
  AT&T Corp.                              4,000         $   228,500
  Ameritech Corp.                         4,500             201,936
  Bell Atlantic Corp.                     4,000             182,500
  Bellsouth Corp.                         3,000             201,374
  Frontier Corporation                    6,000             189,000
  GTE Corp.                               4,000             222,500
  SBC Communications Inc.                 5,000             200,000
  Sprint Corp.                            3,000             211,500
  U.S. West Communications Inc.           4,000             188,000
                                                        -----------
                                                          1,825,310
                                                        -----------

TOTAL COMMON STOCKS
(COST $12,837,744)                                      $19,731,814
-------------------------------------------------------------------

PREFERRED STOCK -- 0.4%
-------------------------------------------------------------------
Aetna Inc., 6.25%, Class C
  (COST $76,372)                          1,000         $    75,125
-------------------------------------------------------------------

                                   PRINCIPAL AMOUNT
                                   ----------------
COMMERCIAL PAPER -- 0.8%
-------------------------------------------------------------------
American Express Credit Corp.,
  5.52%, due 07/30/98
  (COST $174,222)                      $175,000         $   174,222
-------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 1.4%
-------------------------------------------------------------------
U.S. Treasury Note,
  5.42%, due 07/30/98
  (COST $277,429)                      $280,000         $   277,429
-------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $13,365,767) -- 99.5%                             $20,258,590
OTHER ASSETS LESS LIABILITIES -- 0.5%                       108,336
-------------------------------------------------------------------
NET ASSETS -- 100.0%                                    $20,366,926
===================================================================

The aggregate cost of securities for federal income tax purposes at June 30, 1998 is $13,353,308.

    The following amounts are based on costs for federal income tax purposes:

          Aggregate gross unrealized appreciation    $ 7,108,469
          Aggregate gross unrealized depreciation       (203,187)
                                                     -----------
          Net unrealized appreciation                $ 6,905,282
                                                     ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------
+ ADR = American Depository Receipts.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     The Equity Income Portfolio (the "Portfolio") is one of the portfolios offered within the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Fund's management. The Equity Income Portfolio is presented here since it is the only portfolio available to the Individual Plans of the Keynote Series Account ("Keynote").

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity.

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

     All other securities, when held by the Portfolio, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of June 30, 1998, there were no such securities.

  B. Federal Income Taxes:

     Each portfolio of the Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

  C. Security Transactions and Investment Income:

     Security transactions are recorded as of the trade date.

     Dividend income is recorded on the ex-dividend date, income from other investments is accrued as earned.

     Realized gains and losses from investments sold are determined on the basis of identified cost for accounting and federal income tax purposes.

  D. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Earnings credits received from the custodian are shown as a reduction of total expenses.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors, officers and employees of the Portfolio who are affiliated with the Investment Adviser.

     For these services, the Investment Adviser receives an investment advisory fee. The fee is a daily charge equal to an annual rate of .50% of the first $400,000,000 of the average daily net assets of the Portfolio; .35% of the next $400,000,000 of the average daily net assets of the Portfolio; and .30% of the average daily net assets of the Portfolio in excess of $800,000,000. Prior to October 14, 1997, the fee for the first $400,000,000 was .40% of the aggregate average daily net assets for all of the Fund's Portfolios. For the six months ended June 30, 1998, the fees incurred by the Equity Income Portfolio was $52,271. On October 15, 1997, the Investment Adviser began assessing the Fund an accounting fee. This fee is based on an allocation of expenses borne by the Investment Adviser for personnel, facilities and services necessary to calculate the Portfolios' daily net asset values. The fee is allocated to the Portfolios at $25,000 per portfolio, per annum, with the excess of the Investment Adviser's expenses allocated to each Portfolio daily based on each Portfolio's net assets in relation to the total net assets of the Fund.

     The Investment Adviser has a service agreement with MONY to provide it with personnel, services, facilities, supplies and equipment in order to carry out its duties to provide investment management services under the Investment Advisory Agreement. MONY also provides transfer agent services to the Portfolio. The Investment Adviser pays MONY for these services.

     Aggregate renumeration incurred to non-affiliated Directors of the Fund for the six months ended June 30, 1998, amounted to $1,550 for the Equity Income Portfolio.

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized capital gains, if any, of the Equity Income Portfolio will normally be declared and reinvested annually in additional full and fractional shares.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

     During the year ended December 31, 1997, the Equity Income Portfolio increased undistributed realized gains by $5,354 and decreased undistributed net investment income by $5,354. Those differences are primarily due to return of capital distribution received on investments.

5. CAPITAL STOCK

  A. Authorized Capital Stock:

     The Equity Income Portfolio has 150 million authorized shares of capital stock with a par value of $.01 per share.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL STOCK (CONTINUED)
  B. Purchases of Portfolio Shares:

     Shares of the Portfolio are sold to MONY America and MONY for allocation to MONY America Variable Account L and MONY Variable Account L to fund benefits under Flexible Premium Variable Life Insurance Contracts, to MONY America Variable Account S and MONY Variable Account S to fund benefits under Variable Life Insurance with Additional Premium Option Contracts; and to MONY America Variable Account A and MONY Variable Account A, to fund benefits under Flexible Payment Variable Annuity Contracts issued by those companies. Shares of the Fund are also sold to MONY for allocation to the Keynote Series Account ("Keynote") to fund benefits under Individual Annuity Plans issued by MONY.

6. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities, other than short-term investments, for the six months ended June 30, 1998 were $3,075,566 and $5,552,213, respectively.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                        FOR THE SIX
                                        MONTHS ENDED                     FOR THE YEARS ENDED DECEMBER 31,
                                          JUNE 30,     --------------------------------------------------------------------
                                            1998          1997          1996          1995          1994           1993
                                        ------------   -----------   -----------   -----------   -----------   ------------
                                        (UNAUDITED)
Net asset value, beginning of
  period..............................  $     27.10    $     23.44   $     19.61   $     15.53   $     16.43   $      15.56
                                        -----------    -----------   -----------   -----------   -----------   ------------
Income from investment operations
  Net investment income...............         0.53           0.61          0.98          0.69          0.64           0.52
  Net gains (losses) on investments
    (both realized and unrealized)....         2.09           5.96          2.89          4.45         (0.51)          1.68
                                        -----------    -----------   -----------   -----------   -----------   ------------
    Total from investment
      operations......................         2.62           6.57          3.87          5.14          0.13           2.20
                                        -----------    -----------   -----------   -----------   -----------   ------------
Less distributions
  Dividends (from net investment
    income)...........................        (0.88)         (1.00)        (0.04)        (0.65)        (0.64)         (0.52)
  Distributions (from realized capital
    gains)............................        (3.67)         (1.91)         0.00         (0.41)        (0.39)         (0.81)
                                        -----------    -----------   -----------   -----------   -----------   ------------
    Total distributions...............        (4.55)         (2.91)        (0.04)        (1.06)        (1.03)         (1.33)
                                        -----------    -----------   -----------   -----------   -----------   ------------
Net asset value, end of period........  $     25.17    $     27.10   $     23.44   $     19.61   $     15.53   $      16.43
                                        ===========    ===========   ===========   ===========   ===========   ============
    Total return......................        13.19%         31.26%        19.76%        33.12%         0.78%         14.14%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.............  $20,366,926    $20,720,886   $18,572,347   $18,091,035   $16,204,925   $151,330,311
Average commission rate...............  $    0.0586    $    0.0491   $    0.0593           N/A           N/A            N/A
Ratio of net investment income to
  average net assets..................         1.76%+         2.20%         2.79%         3.54%         3.53%          3.22%
Ratio of expenses to average net
  assets..............................         0.77%+         0.59%         0.55%         0.56%         0.48%          0.46%
Portfolio turnover rate...............        15.08%         29.32%        29.37%        26.80%        32.48%         28.48%


                                                   FOR THE YEARS ENDED DECEMBER 31,
                                        ------------------------------------------------------
                                            1992           1991          1990          1989
                                        ------------   ------------   -----------   ----------

Net asset value, beginning of
  period..............................  $      14.64   $      12.70   $     14.26   $    12.67
                                        ------------   ------------   -----------   ----------
Income from investment operations
  Net investment income...............          0.59           0.64          0.54         0.64
  Net gains (losses) on investments
    (both realized and unrealized)....          0.92           1.94         (1.50)        2.20
                                        ------------   ------------   -----------   ----------
    Total from investment
      operations......................          1.51           2.58         (0.96)        2.84
                                        ------------   ------------   -----------   ----------
Less distributions
  Dividends (from net investment
    income)...........................         (0.59)         (0.64)        (0.60)       (0.64)
  Distributions (from realized capital
    gains)............................          0.00*          0.00*         0.00        (0.61)
                                        ------------   ------------   -----------   ----------
    Total distributions...............         (0.59)         (0.64)        (0.60)       (1.25)
                                        ------------   ------------   -----------   ----------
Net asset value, end of period........  $      15.56   $      14.64   $     12.70   $    14.26
                                        ============   ============   ===========   ==========
    Total return......................         10.31%         20.31%        (6.73%)      22.42%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period.............  $121,540,392   $118,114,947   $99,878,151   $6,185,876
Average commission rate...............           N/A            N/A           N/A          N/A
Ratio of net investment income to
  average net assets..................          3.68%          4.46%         5.39%        4.66%
Ratio of expenses to average net
  assets..............................          0.46%          0.49%         0.52%        0.88%
Portfolio turnover rate...............         35.62%         25.84%         8.89%       19.55%

---------------

* Less than $.01 per share.
+ Annualized

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                                            Chairman, President and Director
Joel Davis                                                   Director
Michael J. Drabb                                             Director
Alan J. Hartnick                                             Director
Floyd L. Smith                                               Director
Edward E. Hill                                               Vice President-Compliance
David V. Weigel                                              Treasurer
John P. Keller                                               Controller
Frederick C. Tedeschi                                        Secretary

INVESTMENT ADVISER
MONY Life Insurance Co. of America
1740 Broadway
New York, New York 10019

PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Securities Corp.
1740 Broadway
New York, New York 10019

CUSTODIAN
Chase Manhattan Bank
4 New York Plaza
New York, New York 10004

TRANSFER AGENT
The Mutual Life Insurance Co. of New York
1740 Broadway
New York, New York 10019

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers L.L.P.
1301 Avenue of the Americas
New York, New York 10019

   KEYNOTE SERIES ACCOUNT

   MUTUAL OF NEW YORK
   One MONY Plaza
   PO Box 48-30
   Syracuse, New York 13221

            The Mutual Life Insurance Company of New York, New York, NY